Consolidated Shareholders' Equity - Summary of Stock Purchase Option Plan Still Outstanding (Detail)	12 Months Ended
Dec. 31, 2018 € / shares
Disclosure of stock purchase option plan outstanding and option exercised [line items]
Number of options outstanding	80,671
Stock option plan one [member]
Disclosure of stock purchase option plan outstanding and option exercised [line items]
Date of grant	Mar. 30, 1999
Number of options granted	716,040
Start date of exercise period	Mar. 31, 2004
Expiry date	Mar. 30, 2019
Exercise price	€ 38.08
Number of options outstanding	80,671